Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Accounts Receivable for Services	Accounts receivable for these services, which are not eliminated during consolidation, are presented in the table below:

	December 31,
(Thousands of dollars)	2019	2018
Accounts receivable for Centuri services	$15,235	$18,830

Schedule of Revenues by Geographic Area
The following table presents the amount of revenues for both segments by geographic area:

	December 31,
(Thousands of dollars)	2019	2018	2017
Revenues (a)
United States	$2,893,201	$2,664,670	$2,345,134
Canada	226,716	215,343	203,658
Total	$3,119,917	$2,880,013	$2,548,792

(a)
Revenues are attributed to countries based on the location of customers.

Schedule of Segment Reporting Information	The financial information pertaining to the natural gas operations and utility infrastructure services segments for each of the three years in the period ended December 31, 2019 is as follows:

	Year Ended December 31, 2019
(Thousands of dollars)	Natural Gas Operations	Utility Infrastructure Services	Other	Total
Revenues from external customers	$1,368,939	$1,592,252	$—	$2,961,191
Intersegment sales	—	158,726	—	158,726
Total	$1,368,939	$1,750,978	$—	$3,119,917
Interest income	$6,356	$—	$—	$6,356
Interest expense	$95,026	$14,086	$114	$109,226
Depreciation and amortization	$215,620	$87,617	$—	$303,237
Income tax expense	$34,973	$21,399	$(349)	$56,023
Segment net income	$163,171	$52,404	$(1,639)	$213,936
Segment assets	$6,798,746	$1,365,194	$6,108	$8,170,048
Capital expenditures	$778,748	$159,400	$—	$938,148

	Year Ended December 31, 2018
(Thousands of dollars)	Natural Gas Operations	Utility Infrastructure Services	Other	Total
Revenues from external customers	$1,357,728	$1,386,371	$—	$2,744,099
Intersegment sales	—	135,914	—	135,914
Total	$1,357,728	$1,522,285	$—	$2,880,013
Interest income	$6,020	$88	$—	$6,108
Interest expense	$81,740	$14,190	$741	$96,671
Depreciation and amortization	$191,816	$57,396	$—	$249,212
Income tax expense	$43,991	$18,420	$(727)	$61,684
Segment net income	$138,842	$44,977	$(1,542)	$182,277
Segment assets	$6,141,584	$1,215,573	$572	$7,357,729
Capital expenditures	$682,869	$83,045	$—	$765,914

	Year Ended December 31, 2017
(Thousands of dollars)	Natural Gas Operations	Utility Infrastructure Services	Other	Total
Revenues from external customers	$1,302,308	$1,149,325	$—	$2,451,633
Intersegment sales	—	97,159	—	97,159
Total	$1,302,308	$1,246,484	$—	$2,548,792
Interest income	$2,784	$3	$—	$2,787
Interest expense	$69,733	$7,986	$345	$78,064
Depreciation and amortization	$201,922	$49,029	$—	$250,951
Income tax expense	$63,135	$2,390	$(437)	$65,088
Segment net income	$156,818	$38,360	$(1,337)	$193,841
Segment assets	$5,482,669	$752,496	$1,901	$6,237,066
Capital expenditures	$560,448	$63,201	$—	$623,649